Balance Sheets (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, issued	75,918,825	13,918,825	918,825
Common Stock, outstanding	75,918,825	13,918,825	918,825